Collection Period Ended
30-Jun-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
28,948,454.58
0.433046
0.00
1.000000
28,948,454.58
Interest & Principal
Payment
0.00
0.00
29,107,299.91
134,708.33
$29,242,008.24
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
24
Collection Period (from... to)
1-Jun-2013
30-Jun-2013
Determination Date
11-Jul-2013
Record Date
12-Jul-2013
Distribution Date
15-Jul-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
17-Jun-2013
15-Jul-2013          Actual/360 Days
28
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Jun-2013
15-Jul-2013
30/360 Days
30
1-m Libor
0.192500%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
224,252,229.50
195,303,774.92
64.187261
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
356,752,229.50
327,803,774.92
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
465,710,411.34
436,761,956.76
Yield Supplement Overcollateralization Amount
53,171,320.50
14,049,098.31
13,097,420.31
Pool Balance
1,691,640,220.36
479,759,509.65
449,859,377.07
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.302500%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
158,845.33
0.352207
64.539468
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$293,553.66
Available Funds
Distributions
Principal Collections
29,703,548.13
(1) Total Servicing Fee
399,799.59
Interest Collections
1,388,788.30
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
1,545.29
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
141,562.78
(3) Interest Distributable Amount Class A Notes
293,553.66
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
31,235,444.50
(9) Excess Collections to Certificateholders
1,593,636.67
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
28,948,454.58
Available Collections
31,235,444.50
(7) Additional Servicing Fee and Transition Costs
Total Distribution
Distribution Detail
Due
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
Total Servicing Fee
399,799.59
399,799.59
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
293,553.66
293,553.66
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
158,845.33
158,845.33
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
293,553.66
293,553.66
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
28,948,454.58
28,948,454.58
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
Aggregate Principal Distributable Amount
28,948,454.58
28,948,454.58
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
31,235,444.50
62,088
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
33,507
Principal Collections
19,534,690.05
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
10,168,858.08
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
479,759,509.65
196,584.45
Pool Balance end of Collection Period
449,859,377.07
32,089
Pool Factor
26.59%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
27.71
Percentage
Current
445,833,705.40
31,866
99.11%
Weighted Average Seasoning (months)
13.28
35.75
Delinquency Profile *
Amount
31-60 Days Delinquent
3,146,490.24
172
0.70%
32,089
100.00%
Principal Gross Losses
196,584.45
61-90 Days Delinquent
578,533.14
35
0.13%
16
0.07%
1,247.53
91-120 Days Delinquent
300,648.29
Total
449,859,377.07
Principal Recoveries
139,603.04
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.211%
Principal Net Losses
55,733.88
Cumulative Principal Net Losses
3,568,593.31